PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Plant and equipment	Right-of-use assets	Total
	US$	US$	US$
2025
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
Additions	15,996,078	2,961,466	18,957,544
Disposals	(23,590)	-	(23,590)
Depreciation	(716,147)	(793,981)	(1,510,128)
Carrying amount at June 30, 2025	21,445,038	3,752,600	25,197,638
- at cost	22,350,584	5,444,538	27,795,122
- accumulated depreciation and impairment	(905,546)	(1,691,938)	(2,597,484)

2024
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
Additions	5,745,871	939,196	6,685,067
Disposals	(2,056,437)	-	(2,056,437)
Impairment	(198,750)	-	(198,750)
Depreciation	(124,752)	(521,099)	(645,851)
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
- at cost	6,508,437	2,483,072	8,991,509
- accumulated depreciation and impairment	(319,740)	(897,957)	(1,217,697)

2023
Carrying amount at July 1, 2022	922,118	465,868	1,387,986
Additions	2,077,794	950,537	3,028,331
Depreciation	(177,147)	(249,387)	(426,534)
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
- at cost	3,034,599	1,543,876	4,578,475
- accumulated depreciation and impairment	(211,834)	(376,858)	(588,692)